UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

MAY 31, 2017

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	May 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 0.4%
Adient PLC	662,404	$45,394,546

Diversified Consumer Services - 0.0%
Ascent Capital Group Inc., Class A Shares	75,639	1,041,549	*

Internet & Direct Marketing Retail - 1.2%
Liberty Expedia Holdings Inc., Class A Shares	373,110	19,465,149	*
Liberty Interactive Corp. QVC Group, Class A Shares	3,851,751	90,362,078	*
Liberty TripAdvisor Holdings Inc., Class A Shares	385,175	4,564,324	*
Liberty Ventures, Series A Shares	559,665	30,160,347	*

Total Internet & Direct Marketing Retail		144,551,898

Media - 19.6%
AMC Networks Inc., Class A Shares	3,786,199	200,592,823	*(a)
CBS Corp., Class B Shares, Non Voting Shares	772,554	47,210,775
Comcast Corp., Class A Shares	21,530,869	897,621,929
Discovery Communications Inc., Class A Shares	7,978,585	211,432,502	*(a)
Discovery Communications Inc., Class C Shares	2,837,379	73,289,500	*
Liberty Broadband Corp., Class A Shares	1,144,342	100,988,181	*
Liberty Broadband Corp., Class C Shares	1,627,568	145,130,239	*
Liberty Global PLC, Class A Shares	687,151	21,013,078	*
Liberty Global PLC, Series C Shares	2,080,798	61,841,317	*
Liberty Global PLC LiLAC, Class A Shares	120,091	2,535,121	*
Liberty Global PLC LiLAC, Class C Shares	363,658	7,622,272	*
Liberty Media Corp. - Liberty Braves, Class A Shares	161,644	3,834,196	*
Liberty Media Corp. - Liberty Braves, Class C Shares	289,784	6,757,763	*
Liberty Media Corp. - Liberty Formula One, Class A Shares	404,110	12,891,109	*
Liberty Media Corp. - Liberty Formula One, Class C Shares	724,461	24,124,551	*
Liberty Media Corp. - Liberty SiriusXM, Class A Shares	1,616,441	67,357,096	*
Liberty Media Corp. - Liberty SiriusXM, Class C Shares	2,897,851	120,753,451	*
Lions Gate Entertainment Corp., Class B Shares	1,492,962	37,757,009	*
Madison Square Garden Co., Class A Shares	779,335	152,289,852	*
MSG Networks Inc., Class A Shares	2,338,005	49,215,005	*
Viacom Inc., Class B Shares	772,554	26,877,154
World Wrestling Entertainment Inc., Class A Shares	979,096	19,983,349

Total Media		2,291,118,272

TOTAL CONSUMER DISCRETIONARY		2,482,106,265

ENERGY - 9.8%
Energy Equipment & Services - 4.4%
Core Laboratories NV	2,985,633	305,251,118	(a)
Frank’s International NV	128,397	960,409
National-Oilwell Varco Inc.	3,230,761	105,548,962
Weatherford International PLC	21,193,025	101,726,520	*

Total Energy Equipment & Services		513,487,009

Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	8,708,021	440,016,301
Newfield Exploration Co.	6,010,266	195,213,440	*

Total Oil, Gas & Consumable Fuels		635,229,741

TOTAL ENERGY		1,148,716,750

FINANCIALS - 1.5%
Capital Markets - 0.5%
Cohen & Steers Inc.	1,323,887	51,896,370

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	3,904,382	$72,309,155
New York Community Bancorp Inc.	3,660,574	47,294,616

Total Thrifts & Mortgage Finance		119,603,771

TOTAL FINANCIALS		171,500,141

HEALTH CARE - 34.6%
Biotechnology - 18.0%
Aduro Biotech Inc.	126,111	1,261,110	*
Agios Pharmaceuticals Inc.	1,062,056	49,566,154	*
Alkermes PLC	1,036,641	59,876,384	*
Amgen Inc.	4,537,028	704,328,227
Biogen Inc.	3,184,841	789,108,055	*
Bioverativ Inc.	1,592,421	87,726,473	*
ImmunoGen Inc.	128,900	594,229	*
Ionis Pharmaceuticals Inc.	2,790,570	127,780,200	*
ProQR Therapeutics NV	290,005	1,421,024	*
Spark Therapeutics Inc.	397,270	20,232,961	*
Vertex Pharmaceuticals Inc.	2,164,122	267,485,479	*

Total Biotechnology		2,109,380,296

Health Care Equipment & Supplies - 1.9%
Medtronic PLC	2,454,519	206,866,861
Wright Medical Group NV	366,248	9,786,147	*

Total Health Care Equipment & Supplies		216,653,008

Health Care Providers & Services - 9.3%
UnitedHealth Group Inc.	6,206,650	1,087,280,947

Pharmaceuticals - 5.4%
Allergan PLC	2,648,471	592,595,386
Mallinckrodt PLC	307,992	13,283,695	*
Teva Pharmaceutical Industries Ltd., ADR	340,129	9,475,994
Valeant Pharmaceuticals International Inc.	1,514,547	18,250,291	*

Total Pharmaceuticals		633,605,366

TOTAL HEALTH CARE		4,046,919,617

INDUSTRIALS - 6.7%
Aerospace & Defense - 2.2%
Engility Holdings Inc.	252,317	6,643,506	*
L3 Technologies Inc.	1,499,135	252,739,170

Total Aerospace & Defense		259,382,676

Building Products - 2.4%
Johnson Controls International PLC	6,624,044	276,620,077

Construction & Engineering - 1.5%
Fluor Corp.	4,034,331	180,980,089

Machinery - 0.5%
Pentair PLC	800,521	53,010,501

Trading Companies & Distributors - 0.1%
NOW Inc.	548,911	9,062,521	*

TOTAL INDUSTRIALS		779,055,864

INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 0.3%
ARRIS International PLC	1,107,335	31,049,673	*

Electronic Equipment, Instruments & Components - 2.7%
Dolby Laboratories Inc., Class A Shares	836,705	42,161,565
Fitbit Inc., Class A Shares	218,210	1,141,238	*
TE Connectivity Ltd.	3,409,447	268,834,896

Total Electronic Equipment, Instruments & Components		312,137,699

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2017

SECURITY		SHARES	VALUE
Internet Software & Services - 1.7%
Facebook Inc., Class A Shares		206,631	$31,296,331	*
LogMeIn Inc.		539,271	59,859,081
Twitter Inc.		6,187,011	113,346,042	*

Total Internet Software & Services			204,501,454

Semiconductors & Semiconductor Equipment - 7.7%
Broadcom Ltd.		2,921,639	699,674,108
Cree Inc.		4,126,731	98,401,901	*
Intel Corp.		2,758,588	99,612,612

Total Semiconductors & Semiconductor Equipment			897,688,621

Software - 6.3%
Autodesk Inc.		3,117,620	348,456,387	*
Citrix Systems Inc.		2,789,562	230,250,448	*
Nuance Communications Inc.		8,783,047	162,574,200	*

Total Software			741,281,035

Technology Hardware, Storage & Peripherals - 5.9%
Seagate Technology PLC		10,071,530	438,816,562
Western Digital Corp.		2,761,365	248,688,532

Total Technology Hardware, Storage & Peripherals			687,505,094

TOTAL INFORMATION TECHNOLOGY			2,874,163,576

MATERIALS - 1.1%
Metals & Mining - 1.1%
Freeport-McMoRan Inc.		6,513,820	74,843,792	*
Nucor Corp.		885,837	51,467,129

TOTAL MATERIALS			126,310,921

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T Inc.		1,186,603	45,719,814

TOTAL COMMON STOCKS (Cost - $5,376,714,155)			11,674,492,948

		RIGHTS
RIGHTS - 0.0%
Wright Medical Group NV, CVR (Cost - $3,578,478)		1,431,391	2,104,145	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,380,292,633)			11,676,597,093

	RATE	SHARES
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $4,605,077)	0.702%	4,605,077	4,605,077

TOTAL INVESTMENTS - 100.0% (Cost - $5,384,897,710#)			11,681,202,170
Other Assets in Excess of Liabilities - 0.0%			3,607,305

TOTAL NET ASSETS - 100.0%			$11,684,809,475

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At May 31, 2017, the total market value of investments in Affiliated Companies was $717,276,443 and the cost was $600,235,674 (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$11,674,492,948	—	—	$11,674,492,948
Rights	2,104,145	—	—	2,104,145

Total Long-Term Investments	$11,676,597,093	—	—	$11,676,597,093

Short-Term Investments†	4,605,077	—	—	4,605,077

Total Investments	$11,681,202,170	—	—	$11,681,202,170

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,577,747,262
Gross unrealized depreciation	(281,442,802)

Net unrealized appreciation	$6,296,304,460

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended May 31, 2017:

	Affiliate Value at August 31, 2016	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2017
		Cost	Shares	Cost	Shares
AMC Networks Inc., Class A Shares	$207,836,698	—	—	$1,083,892	38,547	$1,073,072	—	$(6,159,983)	$200,592,823
Core Laboratories NV	337,131,833	—	—	1,920,854	30,397	1,529,033	$4,208,231	(29,959,861)	305,251,118
Discovery Communications Inc., Class A Shares	205,605,906	—	—	1,432,964	81,231	823,707	—	7,259,561	211,432,502

	$750,574,437	—		$4,437,710		$3,425,812	$4,208,231	$(28,860,283)	$717,276,443

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 21, 2017